Restricted Net Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted Net Assets (Details) [Line Items]
Income tax, description	A foreign-invested enterprise is required to allocate at least 10% of its annual net profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts.
Statutory reserves	$ 1,901	$ 1,901
Restricted net assets	82,072
Subsidiaries [Member]
Restricted Net Assets (Details) [Line Items]
Statutory reserves	$ 1,901	$ 1,901